Derivative Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

Note 15. Derivative Instruments

Disclosures about Derivative Instruments and Hedging Activities

We enter into derivative instruments for risk management purposes, including derivatives designated as cash flow hedges, derivatives designated as net investment hedges and those utilized as economic hedges. We use derivatives to manage exposure to fluctuations in interest rates and currency exchange rates. See Note 14 for fair value measurements of our derivative instruments.

Forward-Starting Interest Rate Swaps

During November 2014, we entered into a series of six forward-starting receive-variable, pay-fixed interest rate swaps to hedge the variability in the interest payments associated with our 2014 Term Loan Facility beginning April 1, 2015, through the expiration of the sixth swap on March 31, 2021. The initial notional value of the swap is $6,733.1 million, which will align with the outstanding principal balance of the 2014 Term Loan Facility as of April 1, 2015, and will be reduced quarterly in accordance with the principal repayments of the 2014 Term Loan Facility. There are six sequential interest rate swaps to achieve the hedged position. Each year on March 31, the existing interest rate swap will expire and will be immediately replaced with a new interest rate swap until the expiration of the arrangement on March 31, 2021. At inception, these interest rate swaps were designated as a cash flow hedge for hedge accounting, and as such, the effective portion of unrealized changes in market value are recorded in AOCI and are reclassified into earnings during the period in which the hedged forecasted transaction affects earnings. Gains and losses from hedge ineffectiveness are recognized in current earnings.

During October 2014, we also entered into a series of receive-variable, pay-fixed interest rate swaps with a combined initial notional value of $6,750.0 million that is amortized each quarter at the same rate of the 2014 Term Loan Facility. Each year in March, the existing interest rate swap will expire and will be immediately replaced with a new interest rate swap until the expiration of the arrangement on March 31, 2021. To offset the cash flows associated with these interest rate swaps, in November 2014 we entered into a series of six annual mirror interest rate swaps in which we will receive-fixed, pay-variable on a total notional value of $6,750.0 million that is amortized each quarter at the same rate of the 2014 Term Loan Facility. Each year in March, the existing interest rate swap will expire and will be immediately replaced with a new interest rate swap until the expiration of the arrangement on March 31, 2021. These interest rate swaps are not designated for hedge accounting and as such changes in fair value are recognized in current earnings.

During 2012, we entered into three forward-starting interest rate swaps with a total notional value of $2,300.0 million to hedge the variability of forecasted interest payments on our forecasted debt issuance attributable to changes in LIBOR. These swaps were settled during the fourth quarter of 2014. The forward-starting interest rate swaps fixed LIBOR on $1,000.0 million of floating-rate debt beginning 2015 and an additional $1,300.0 million of floating-rate debt starting 2016. During 2014, we discontinued hedge accounting on our forward-starting interest rate swaps as it was probable at the time that the forecasted transactions will not occur since we intended to repay our outstanding 2012 Term Loan Facility concurrently with the Transactions and did not anticipate issuing new debt in 2015 or 2016. Refer to Note 1 for further information on the Transactions. Whenever hedge accounting is discontinued and the derivative remains outstanding, we continue to carry the derivative at its fair value on the balance sheet and recognize any subsequent changes in fair value in earnings. When it is no longer probable that a forecasted transaction will occur, we discontinue hedge accounting and recognize immediately in earnings any gains and losses, attributable to those forecasted transactions that are probable not to occur, that were recorded in accumulated other comprehensive income (loss) related to the hedging relationship. Prior to the discontinuance of hedge accounting, we accounted for these swaps as cash flow hedges, and as such, the effective portion of unrealized changes in market value was recorded in AOCI and was to be reclassified into earnings during the period in which the hedged forecasted transaction affects earnings. Gains and losses from hedge ineffectiveness are recognized in current earnings.

Cross-Currency Rate Swaps

To protect the value of our investments in our foreign operations against adverse changes in foreign currency exchange rates, we may, from time to time, hedge a portion of our net investment in one or more of our foreign subsidiaries by using cross-currency rate swaps. At December 31, 2014, we designated cross-currency rate swap contracts between the Canadian dollar and U.S. dollar and the Euro and U.S. dollar as net investment hedges of a portion of our equity in foreign operations in those currencies. The component of the gains and losses on our net investment in these designated foreign operations driven by changes in foreign exchange rates are economically offset by movements in the fair value of our cross currency swap contracts. The fair value of the swaps is calculated each period with changes in fair value reported in accumulated other comprehensive income (loss), net of tax. Such amounts will remain in accumulated other comprehensive income (loss) until the complete or substantially complete liquidation of our investment in the underlying foreign operations.

At December 31, 2014, we had outstanding cross-currency rate swaps in which we pay quarterly between 4.802%-7.002% on a tiered payment structure per annum on the Canadian dollar notional amount of C$5,641.7 million and receive quarterly between 3.948%-6.525% on a tiered payment structure per annum on the USD notional amount of $5,000.0 million through the maturity date of March 31, 2021. At inception, these derivative instruments were not designated for hedge accounting and as such changes in fair value were recognized in current earnings. Beginning with the closing of the Transactions on December 12, 2014, we designated these cross-currency rate swaps as a hedge and began accounting for these derivative instruments as net investment hedges.

At December 31, 2014, we also had outstanding cross-currency rate swaps with an aggregate notional value of $315.0 million. At inception, these cross-currency rate swaps were designated as a hedge and are accounted for as net investment hedges. A total notional value of $115.0 million of these swaps are contracts to exchange quarterly fixed-rate interest payments we make in Euros for quarterly fixed-rate interest payments we receive in U.S. dollars and mature on October 16, 2016. A total notional value of $200.0 million of these swaps are contracts to exchange quarterly floating-rate interest payments we make in Euros based on EURIBOR for quarterly floating-rate interest payments we receive in U.S. dollars based on LIBOR and mature on September 28, 2017. These cross-currency rate swaps also require the exchange of Euros and U.S. dollar principal payments upon maturity.

Foreign Currency Exchange Contracts

In connection with the Transactions, we were exposed to foreign currency risk as the cash consideration paid to Tim Hortons shareholders in connection with the Transactions was denominated in Canadian dollars. As such, during 2014 we entered into foreign currency forward and foreign currency option contracts to hedge our exposure to the volatility of the Canadian dollar. We had outstanding foreign currency forward contracts to effectively exchange $9,000.0 million U.S. dollars for C$9,971.8 million Canadian dollars and foreign currency option contracts to exchange $5,230.0 million U.S. dollars for C$5,635.3 million Canadian dollars that were settled during the fourth quarter of 2014. At any point in time, the aggregate notional value of these derivative instruments never exceeded $9,230.0 million U.S. dollars. The foreign currency option contracts had a total premium of $59.9 million that was paid at expiration. These derivative instruments did not qualify for hedge accounting and changes in fair values were immediately recognized in other operating expenses (income), net in current earnings.

We use foreign exchange derivative instruments to manage the impact of foreign exchange fluctuations on U.S. dollar purchases and payments, such as coffee and certain intercompany purchases, made by our Canadian Tim Hortons operations. At December 31, 2014, we had outstanding forward currency contracts to manage this risk in which we sell Canadian dollars and buy U.S. dollars with a notional value of $138.3 million with maturities ranging between January 2015 and December 2015. We have designated these instruments as cash flow hedges, as of the date of the acquisition, and as such, the effective portion of unrealized changes in market value are recorded in AOCI and are reclassified into earnings during the period in which the hedged forecasted transaction affects earnings. Gains and losses from hedge ineffectiveness are recognized in current earnings.

Interest Rate Caps

During 2010, we entered into interest rate cap agreements (the “Cap Agreements”) to manage interest rate risk related to our variable debt. During the fourth quarter of 2014, we terminated our Cap Agreements. Such agreements were used to cap the borrowing rate on variable debt to provide a hedge against the risk of rising interest rates. At December 31, 2013, we had Cap Agreements with a notional amount of $1.2 billion to mitigate the impact of fluctuations in the three-month LIBOR and effectively cap the LIBOR applicable to our variable rate debt. The six year Cap Agreements were a series of individual caplets that reset and settled quarterly with an original maturity of October 19, 2016, consistent with the payment dates of our LIBOR-based term debt.

Under the terms of the Cap Agreements, if LIBOR resets above a strike price, we received the net difference between LIBOR and the strike price. With regards to our 2012 Credit Agreement, we had elected our applicable rate per annum as the Eurocurrency rate determined by reference to LIBOR. In addition, on the quarterly settlement dates, we remitted the deferred premium payment (plus interest) to the counterparty, whether LIBOR resets above or below the strike price.

During 2014 we discontinued hedge accounting for our Cap Agreements. Repayment of the 2012 Term Loans, 2010 Senior Notes and 2011 Discount Notes occurred concurrently with the consummation of the Transactions. As such, the forecasted interest payments were not expected to occur, resulting in the discontinuance of hedge accounting for our Cap Agreements. Refer to Note 1 for further information on the Transactions. Whenever hedge accounting is discontinued and the derivative remains outstanding, we continue to carry the derivative at its fair value on the balance sheet and recognize any subsequent changes in fair value in earnings. When it is no longer probable that a forecasted transaction will occur, we discontinue hedge accounting and recognize immediately in earnings any gains and losses, attributable to those forecasted transactions that are probable not to occur, that were accumulated in AOCI related to the hedging relationship. Prior to the discontinuance of hedge accounting, the Cap Agreements were designated as cash flow hedges and to the extent they were effective in offsetting the variability of the variable rate interest payments, changes in the derivatives’ fair values were not included in current earnings but were included in accumulated other comprehensive income (AOCI) in the accompanying condensed consolidated balance sheets. At each cap maturity date, the portion of the fair value attributable to the matured cap was reclassified from AOCI into earnings as a component of interest expense, net.

During 2012, we terminated our Euro denominated interest rate cap agreements which effectively capped the annual interest expense applicable to our borrowings under the 2011 Amended Credit Agreement for Euro denominated borrowings. In connection with the termination of the Euro denominated interest rate cap agreements, we recorded a charge of $8.4 million in 2012 within other operating expense (income), net related to realized losses reclassified from AOCI.

Credit Risk

By entering into derivative instrument contracts, we are exposed to counterparty credit risk. Counterparty credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is in an asset position, the counterparty has a liability to us, which creates credit risk for us. We attempt to minimize this risk by selecting counterparties with investment grade credit ratings and regularly monitoring our market position with each counterparty.

Credit-Risk Related Contingent Features

Our derivative instruments do not contain any credit-risk related contingent features.

The following tables present the required quantitative disclosures for our derivative instruments (in millions):

	Gain (Loss) Recognized in Other Comprehensive Income (Loss) (effective portion)
	2014	2013	2012
Derivatives designated as cash flow hedges:
Interest rate caps	$(1.9)	$—	$(17.1)
Forward-starting interest rate swaps	$(155.5)	$169.1	$0.7
Forward-currency contracts	$1.1	$—	$—
Derivatives designated as net investment hedges:
Cross-currency rate swaps	$66.3	$(14.8)	$(10.8)

	Gain (Loss) Reclassified from AOCI into Interest Expense, net
	2014	2013	2012
Derivatives designated as cash flow hedges:
Interest rate caps	$(6.6)	$(6.1)	$(3.2)

	Gain (Loss) Reclassified from AOCI into Other operating expenses (income), net
	2014	2013	2012
Derivatives discontinued as hedging instruments:
Interest rate caps	$(26.6)	$—	$(8.4)
Forward-starting interest rate swaps	$40.0	$—	$—

	Gain (Loss) Recognized in Other operating expenses (income), net
	2014	2013	2012
Derivatives not designated as hedging instruments:
Interest rate caps	$(1.0)	$—	$—
Forward-starting interest rate swaps	$55.4	$—	$—
Foreign currency exchange contracts	$(358.7)	$(0.4)	$(0.5)